Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

Disclosure Relating to All Funds

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Investors in Class A, Class B and Class C shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days of their acquisition (i.e., beginning on the 8th day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summaries) are replaced with a reference to a 7-day holding period.

Disclosure Relating to the PEA Growth Fund

The second paragraph of the Fund Summary for the Fund is deleted and replaced with the following:

The Fund will invest in the stocks that the portfolio manager considers to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio manager will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, and earnings growth. In addition, through fundamental research, the portfolio manager seeks to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities, or a dominant position within their industry. The Fund will consider selling a stock if the portfolio manager believes that the company’s fundamentals have deteriorated and/or an alternative investment is more attractive.

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the Fund is managed by Martin Mickus and Robert Urquhart. Additional information about Mr. Mickus may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.” Additional information about Mr. Urquhart is provided below.

Mr. Urquhart is a Managing Director and Senior Portfolio Manager at PEA Capital LLC. In addition, he is currently a Managing Director at Oppenheimer Capital LLC. Mr. Urquhart has more than five years’ prior experience as a portfolio manager at Oppenhimer Capital LLC and has over 24 years of experience in portfolio management, investment analysis and equity research.

Disclosure Relating to the PEA Growth & Income Fund

Effective November 1, 2005, the Fund’s name will change to “Allianz PEA Equity Premium Strategy Fund” and the Fund’s investment strategies also will change. In connection with these changes, the Fund Summary for this Fund will be deleted and replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion at the time of investment. Under normal circumstances, the Fund will invest primarily in a portfolio of dividend-paying common stocks selected for their potential for capital growth. The Fund will also employ a strategy of writing (selling) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (ETFs), ordinarily representing approximately 75% to 90% of the Fund’s net assets (the “Option Strategy”). The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund’s cash flow available for distribution to shareholders and to reduce overall portfolio risk. See “Characteristics and Risk of Securities and Investment Techniques – Option Strategy used by PEA Equity Premium Strategy Fund.”

In selecting stocks for the Fund, the portfolio managers seek to identify companies that exhibit strong earnings growth relative to their current price-to-earnings ratio or other valuation measures, dividend-paying companies whose underlying value or growth potential is not yet reflected in the current stock price, and companies that have strong operating fundamentals. Through fundamental research, the portfolio managers seek to identify companies with strong franchise value, superior management, and healthy balance sheets. In addition, the portfolio managers will consider those companies that may exhibit enhanced earnings or cash flow through cost reductions, asset sales, restructuring or the redeployment of financial assets.

The Fund’s portfolio managers may choose to sell a security when they believe that it is fully valued or when they believe the fundamental conditions of the business have deteriorated. The portfolio managers will also consider selling a security if an alternative investment is deemed to be more attractive.

The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs) In addition to the use of written option contracts under the Option Strategy, the Fund may utilize other derivative instruments. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. This would be inconsistent with the Fund’s investment objective and principal strategies.

In connection with the preceding changes, the information in the Summary Information table will be revised to conform to the foregoing.

In addition, the following sub-section will be added to section captioned “Characteristics and Risks of Securities and Investment Techniques” in the Prospectus:

Call Option Strategy Employed by PEA Equity Premium Strategy Fund

The PEA Equity Premium Strategy Fund may sell (write) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (“ETFs”), normally representing approximately 75% to 90% of the Fund’s net assets. The call option strategy employed by the Fund is described in this section; options generally are described under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Fund may use the call option strategy to generate gains from option premiums in an attempt to enhance the Fund’s distributions and to reduce overall portfolio risk. However, thereis no assurance that the call option strategy will achieve its objectives.

Call options are contracts representing the right to purchase either the current value of the underlying equity security, ETF or index at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security, ETF or index and the strike price, the volatility of the underlying equity security, ETF or index and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the underlying security or ETF or the cash value of the applicable index over the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security, ETF or index above the strike price in exchange for the premium, although it would retain the risk of loss should the price of the underlying security, ETF or index decline.

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) or equal to (“at-the-money”) the market value of the underlying security, ETF or index. The Fund also may write “in-the-money” call options (i.e., with a strike price below the market value of the underlying security, ETF or index). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. With respect to options on indexes or ETFs, the Fund will cover the options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions. The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates).

There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Moreover, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2004 (as revised July 1, 2005)

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Investors in Class A, Class B and Class C shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summaries) are replaced with a reference to a 30-day holding period.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Class A, B and C Shares of OCC Renaissance Fund

Dated November 1, 2004 (as revised April 1, 2005)

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Investors in Class A, Class B and Class C shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days of their acquisition (i.e., beginning on the 8th day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summary) are replaced with a reference to a 7-day holding period.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Class A, B and C Shares of Allianz AMM Asset Allocation Fund

Dated November 1, 2004 (as revised April 1, 2005)

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Investors in Class A, Class B and Class C shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days of their acquisition (i.e., beginning on the 8th day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summary) are replaced with a reference to a 7-day holding period.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

Disclosure Relating to All Funds

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Investors in Class D shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 days of their acquisition (i.e., beginning on the 8th day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summaries) are replaced with a reference to a 7-day holding period.

Disclosure Relating to the PEA Growth Fund

The second paragraph of the Fund Summary for the Fund is deleted and replaced with the following:

The Fund will invest in the stocks that the portfolio manager considers to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio manager will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, and earnings growth. In addition, through fundamental research, the portfolio manager seeks to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities, or a dominant position within their industry. The Fund will consider selling a stock if the portfolio manager believes that the company’s fundamentals have deteriorated and/or an alternative investment is more attractive.

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the Fund is managed by Martin Mickus and Robert Urquhart. Additional information about Mr. Mickus may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.” Additional information about Mr. Urquhart is provided below.

Mr. Urquhart is a Managing Director and Senior Portfolio Manager at PEA Capital LLC. In addition, he is currently a Managing Director at Oppenheimer Capital LLC. Mr. Urquhart has more than five years’ prior experience as a portfolio manager at Oppenhimer Capital LLC and has over 24 years of experience in portfolio management, investment analysis and equity research.

Disclosure Relating to the PEA Growth & Income Fund

Effective November 1, 2005, the Fund’s name will change to “Allianz PEA Equity Premium Strategy Fund” and the Fund’s investment strategies also will change. In connection with these changes, the Fund Summary for this Fund will be deleted and replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion at the time of investment. Under normal circumstances, the Fund will invest primarily in a portfolio of dividend-paying common stocks selected for their potential for capital growth. The Fund will also employ a strategy of writing (selling) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (ETFs), ordinarily representing approximately 75% to 90% of the Fund’s net assets (the “Option Strategy”). The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund’s cash flow available for distribution to shareholders and to reduce overall portfolio risk. See “Characteristics and Risk of Securities and Investment Techniques – Option Strategy used by PEA Equity Premium Strategy Fund.”

In selecting stocks for the Fund, the portfolio managers seek to identify companies that exhibit strong earnings growth relative to their current price-to-earnings ratio or other valuation measures, dividend-paying companies whose underlying value or growth potential is not yet reflected in the current stock price, and companies that have strong operating fundamentals. Through fundamental research, the portfolio managers seek to identify companies with strong franchise value, superior management, and healthy balance sheets. In addition, the portfolio managers will consider those companies that may exhibit enhanced earnings or cash flow through cost reductions, asset sales, restructuring or the redeployment of financial assets.

The Fund’s portfolio managers may choose to sell a security when they believe that it is fully valued or when they believe the fundamental conditions of the business have deteriorated. The portfolio managers will also consider selling a security if an alternative investment is deemed to be more attractive.

The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs) In addition to the use of written option contracts under the Option Strategy, the Fund may utilize other derivative instruments. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. This would be inconsistent with the Fund’s investment objective and principal strategies.

In connection with the preceding changes, the information in the Summary Information table will be revised to conform to the foregoing.

In addition, the following sub-section will be added to section captioned “Characteristics and Risks of Securities and Investment Techniques” in the Prospectus:

Call Option Strategy Employed by PEA Equity Premium Strategy Fund

The PEA Equity Premium Strategy Fund may sell (write) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (“ETFs”), normally representing approximately 75% to 90% of the Fund’s net assets. The call option strategy employed by the Fund is described in this section; options generally are described under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Fund may use the call option strategy to generate gains from option premiums in an attempt to enhance the Fund’s distributions and to reduce overall portfolio risk. However, there is no assurance that the call option strategy will achieve its objectives.

Call options are contracts representing the right to purchase either the current value of the underlying equity security, ETF or index at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security, ETF or index and the strike price, the volatility of the underlying equity security, ETF or index and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the underlying security or ETF or the cash value of the applicable index over the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security, ETF or index above the strike price in exchange for the premium, although it would retain the risk of loss should the price of the underlying security, ETF or index decline.

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) or equal to (“at-the-money”) the market value of the underlying security, ETF or index. The Fund also may write “in-the-money” call options (i.e., with a strike price below the market value of the underlying security, ETF or index). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. With respect to options on indexes or ETFs, the Fund will cover the options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions. The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates).

There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Moreover, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2004 (as revised July 1, 2005)

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Investors in Class D shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summaries) are replaced with a reference to a 30-day holding period.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

Disclosure Relating to All Funds

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Investors in Class R shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within the “Holding Period,” including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days
NFJ Dividend Value, OCC Renaissance, OCC Value, NFJ Small-Cap Value, PEA Growth & Income, CCM Capital
Appreciation, CCM Mid-Cap, RCM Large-Cap Growth Fund, PEA Growth and RCM Mid-Cap Funds	•

NACM Global Fund		•

For example, for Funds that are subject to a 7-day Holding Period, beginning on the 8th day after their acquisition, Fund shares will no longer be subject to the Redemption Fee.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summaries) are replaced with a reference to a 7- or 30-day holding period, as the case may be.

Disclosure Relating to the PEA Growth Fund

The second paragraph of the Fund Summary for the Fund is deleted and replaced with the following:

The Fund will invest in the stocks that the portfolio manager considers to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio manager will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, and earnings growth. In addition, through fundamental research, the portfolio manager seeks to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities, or a dominant position within their industry. The Fund will consider selling a stock if the portfolio manager believes that the company’s fundamentals have deteriorated and/or an alternative investment is more attractive.

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the Fund is managed by Martin Mickus and Robert Urquhart. Additional information about Mr. Mickus may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.” Additional information about Mr. Urquhart is provided below.

Mr. Urquhart is a Managing Director and Senior Portfolio Manager at PEA Capital LLC. In addition, he is currently a Managing Director at Oppenheimer Capital LLC. Mr. Urquhart has more than five years’ prior experience as a portfolio manager at Oppenhimer Capital LLC and has over 24 years of experience in portfolio management, investment analysis and equity research.

Disclosure Relating to the PEA Growth & Income Fund

Effective November 1, 2005, the Fund’s name will change to “Allianz PEA Equity Premium Strategy Fund” and the Fund’s investment strategies also will change. In connection with these changes, the Fund Summary for this Fund will be deleted and replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion at the time of investment. Under normal circumstances, the Fund will invest primarily in a portfolio of dividend-paying common stocks selected for their potential for capital growth. The Fund will also employ a strategy of writing (selling) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (ETFs), ordinarily representing approximately 75% to 90% of the Fund’s net assets (the “Option Strategy”). The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund’s cash flow available for distribution to shareholders and to reduce overall portfolio risk. See “Characteristics and Risk of Securities and Investment Techniques – Option Strategy used by PEA Equity Premium Strategy Fund.”

In selecting stocks for the Fund, the portfolio managers seek to identify companies that exhibit strong earnings growth relative to their current price-to-earnings ratio or other valuation measures, dividend-paying companies whose underlying value or growth potential is not yet reflected in the current stock price, and companies that have strong operating fundamentals. Through fundamental research, the portfolio managers seek to identify companies with strong franchise value, superior management, and healthy balance sheets. In addition, the portfolio managers will consider those companies that may exhibit enhanced earnings or cash flow through cost reductions, asset sales, restructuring or the redeployment of financial assets.

The Fund’s portfolio managers may choose to sell a security when they believe that it is fully valued or when they believe the fundamental conditions of the business have deteriorated. The portfolio managers will also consider selling a security if an alternative investment is deemed to be more attractive.

The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs) In addition to the use of written option contracts under the Option Strategy, the Fund may utilize other derivative instruments. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. This would be inconsistent with the Fund’s investment objective and principal strategies.

In connection with the preceding changes, the information in the Summary Information table will be revised to conform to the foregoing.

In addition, the following sub-section will be added to section captioned “Characteristics and Risks of Securities and Investment Techniques” in the Prospectus:

Call Option Strategy Employed by PEA Equity Premium Strategy Fund

The PEA Equity Premium Strategy Fund may sell (write) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (“ETFs”), normally representing approximately 75% to 90% of the Fund’s net assets. The call option strategy employed by the Fund is described in this section; options generally are described under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Fund may use the call option strategy to generate gains from option premiums in an attempt to enhance the Fund’s distributions and to reduce overall portfolio risk. However, there is no assurance that the call option strategy will achieve its objectives.

Call options are contracts representing the right to purchase either the current value of the underlying equity security, ETF or index at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security, ETF or index and the strike price, the volatility of the underlying equity security, ETF or index and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the underlying security or ETF or the cash value of the applicable index over the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security, ETF or index above the strike price in exchange for the premium, although it would retain the risk of loss should the price of the underlying security, ETF or index decline.

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) or equal to (“at-the-money”) the market value of the underlying security, ETF or index. The Fund also may write “in-the-money” call options (i.e., with a strike price below the market value of the underlying security, ETF or index). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. With respect to options on indexes or ETFs, the Fund will cover the options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions. The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates).

There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Moreover, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2004 (as revised April 1, 2005)

Disclosure Relating to All Funds

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 days of their acquisition (i.e., beginning on the 8th day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 7 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summaries) are replaced with a reference to a 7-day holding period.

Disclosure Relating to the PEA Growth Fund

The second paragraph of the Fund Summary for the Fund is deleted and replaced with the following:

The Fund will invest in the stocks that the portfolio manager considers to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio manager will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, and earnings growth. In addition, through fundamental research, the portfolio manager seeks to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities, or a dominant position within their industry. The Fund will consider selling a stock if the portfolio manager believes that the company’s fundamentals have deteriorated and/or an alternative investment is more attractive.

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the Fund is managed by Martin Mickus and Robert Urquhart. Additional information about Mr. Mickus may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.” Additional information about Mr. Urquhart is provided below.

Mr. Urquhart is a Managing Director and Senior Portfolio Manager at PEA Capital LLC. In addition, he is currently a Managing Director at Oppenheimer Capital LLC. Mr. Urquhart has more than five years’ prior experience as a portfolio manager at Oppenhimer Capital LLC and has over 24 years of experience in portfolio management, investment analysis and equity research.

Disclosure Relating to the PEA Growth & Income Fund

Effective November 1, 2005, the Fund’s name will change to “Allianz PEA Equity Premium Strategy Fund” and the Fund’s investment strategies also will change. In connection with these changes, the Fund Summary for this Fund will be deleted and replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion at the time of investment. Under normal circumstances, the Fund will invest primarily in a portfolio of dividend-paying common stocks selected for their potential for capital growth. The Fund will also employ a strategy of writing (selling) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (ETFs), ordinarily representing approximately 75% to 90% of the Fund’s net assets (the “Option Strategy”). The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund’s cash flow available for distribution to shareholders and to reduce overall portfolio risk. See “Characteristics and Risk of Securities and Investment Techniques – Option Strategy used by PEA Equity Premium Strategy Fund.”

In selecting stocks for the Fund, the portfolio managers seek to identify companies that exhibit strong earnings growth relative to their current price-to-earnings ratio or other valuation measures, dividend-paying companies whose underlying value or growth potential is not yet reflected in the current stock price, and companies that have strong operating fundamentals. Through fundamental research, the portfolio managers seek to identify companies with strong franchise value, superior management, and healthy balance sheets. In addition, the portfolio managers will consider those companies that may exhibit enhanced earnings or cash flow through cost reductions, asset sales, restructuring or the redeployment of financial assets.

The Fund’s portfolio managers may choose to sell a security when they believe that it is fully valued or when they believe the fundamental conditions of the business have deteriorated. The portfolio managers will also consider selling a security if an alternative investment is deemed to be more attractive.

The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs) In addition to the use of written option contracts under the Option Strategy, the Fund may utilize other derivative instruments. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. This would be inconsistent with the Fund’s investment objective and principal strategies.

In connection with the preceding changes, the information in the Summary Information table will be revised to conform to the foregoing.

In addition, the following sub-section will be added to section captioned “Characteristics and Risks of Securities and Investment Techniques” in the Prospectus:

Call Option Strategy Employed by PEA Equity Premium Strategy Fund

The PEA Equity Premium Strategy Fund may sell (write) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (“ETFs”), normally representing approximately 75% to 90% of the Fund’s net assets. The call option strategy employed by the Fund is described in this section; options generally are described under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Fund may use the call option strategy to generate gains from option premiums in an attempt to enhance the Fund’s distributions and to reduce overall portfolio risk. However, there is no assurance that the call option strategy will achieve its objectives.

Call options are contracts representing the right to purchase either the current value of the underlying equity security, ETF or index at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security, ETF or index and the strike price, the volatility of the underlying equity security, ETF or index and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the underlying security or ETF or the cash value of the applicable index over the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security, ETF or index above the strike price in exchange for the premium, although it would retain the risk of loss should the price of the underlying security, ETF or index decline.

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) or equal to (“at-the-money”) the market value of the underlying security, ETF or index. The Fund also may write “in-the-money” call options (i.e., with a strike price below the market value of the underlying security, ETF or index). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. With respect to options on indexes or ETFs, the Fund will cover the options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions. The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates).

There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Moreover, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated November 1, 2004 (as revised July 1, 2005)

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within the “Holding Period,” including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days
RCM Large-Cap Growth, RCM Targeted Core Growth and RCM Mid-Cap Funds	•

RCM International Growth Equity, RCM Global Small-Cap, RCM Financial Services, RCM Global Resources and RCM Global Technology Funds		•

For example, for Funds that are subject to a 7-day Holding Period, beginning on the 8th day after their acquisition, Fund shares will no longer be subject to the Redemption Fee.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summaries) are replaced with a reference to a 7- or 30-day holding period, as the case may be.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2004 (as revised April 1, 2005)

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within the “Holding Period,” including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days
NACM Flex-Cap and NACM Growth Funds	•

NACM Global, NACM International and NACM Pacific Rim Funds		•

For example, for Funds that are subject to a 7-day Holding Period, beginning on the 8th day after their acquisition, Fund shares will no longer be subject to the Redemption Fee.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summaries) are replaced with a reference to a 7- or 30-day holding period, as the case may be.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Institutional Class Shares of Allianz AMM Asset Allocation Fund

Dated November 1, 2004 (as revised April 1, 2005)

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Investors in Institutional Class shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 days of their acquisition (i.e., beginning on the 8th day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summary) are replaced with a reference to a 7-day holding period.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Class A and C Shares of Allianz Stock Funds

Dated April 1, 2005

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Investors in Class A and Class C shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within the “Holding Period,” including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days
OCC Core Equity Fund	•

NFJ International Value Fund		•

For example, for Funds that are subject to a 7-day Holding Period, beginning on the 8th day after their acquisition, Fund shares will no longer be subject to the Redemption Fee.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summaries) are replaced with a reference to a 7- or 30-day holding period, as the case may be.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Class D Shares of Allianz Stock Funds

Dated April 1, 2005

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Investors in Class D shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within the “Holding Period,” including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days
OCC Core Equity Fund	•

NFJ International Value Fund		•

For example, for Funds that are subject to a 7-day Holding Period, beginning on the 8th day after their acquisition, Fund shares will no longer be subject to the Redemption Fee.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summaries) are replaced with a reference to a 7- or 30-day holding period, as the case may be.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated October 11, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated April 1, 2005

Effective November 1, 2005, the first paragraph of the sub-section titled “Redemption Fees” in the section captioned “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within the “Holding Period,” including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days
OCC Core Equity Fund	•

NFJ International Value Fund		•

For example, for Funds that are subject to a 7-day Holding Period, beginning on the 8th day after their acquisition, Fund shares will no longer be subject to the Redemption Fee.

In addition, all references in the Prospectus to a 60-day holding period for application of the Redemption Fee (including references in the Fund Summaries) are replaced with a reference to a 7- or 30-day holding period, as the case may be.